Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Schedule of company's commitment to pay for metals pursuant to the agreement

	Attributable payable
	production to be purchased						Per ounce cash payment (1),(2)					Term of	Date of
Interest	Gold		Silver		PGM		Gold		Silver		PGM	agreement(3)	contract
Antamina	—%		22.5	% (4)	—%		n/a		5	% (5)	n/a	40 years	7-Oct-15
Antapaccay	—	% (6)	—	% (7)	—%		20	% (8)	20	% (9)	n/a	40 years	10-Feb-16
Candelaria	68	% (10)	68	% (10)	—%		$400		$4.00		n/a	40 years	6-Oct-14
Cascabel	14	% (11)	—%		—%		20	% (12)	n/a		n/a	40 years	15-Jul-24
Cooke 4	7%		—%		—%		$400		n/a		n/a	40 years	5-Nov-09
Cobre Panamá Fixed Payment Stream	—	% (13)	—	% (14)	—%		$418	(15)	$6.27	(16)	n/a	40 years	19-Jan-18
Cobre Panamá Floating Payment Stream	—	% (17)	—	% (18)	—%		20	% (19)	20	% (20)	n/a	40 years	19-Jan-18
Condestable	—	% (21)	—	% (22)	—%		20	% (23)	20	% (24)	n/a	40 years	27-Mar-24
Guadalupe-Palmarejo	50%		—%		—%		$800		n/a		n/a	40 years	2-Oct-14
Karma	4.875%		—%		—%		20	% (25)	n/a		n/a	40 years	11-Aug-14
New Prosperity	22	% (26)	—%		—%		$400	(27)	n/a		n/a	40 years	12-May-10
Sabodala	—	% (28)	—%		—%		20	% (29)	n/a		n/a	40 years	25-Sep-20
Sudbury (30)	50%		—%		50%		$400		n/a		$400	40 years	15-Jul-08
Tocantinzinho	12.5	% (31)	—%		—%		20	% (32)	n/a		n/a	40 years	18-Jul-22
Western Limb	—	% (33)	—%		1	% (34)	5	% (35)	n/a		5%	40 years	28-Feb-25

1	Subject to an annual inflationary adjustment except for Antamina, Antapaccay, Cascabel, Guadalupe-Palmarejo, Karma, Sabodala, Tocantinzinho and Western Limb.
2	Should the prevailing market price for gold be lower than this amount, the per ounce cash payment will be reduced to the prevailing market price.
3	Subject to successive extensions.
4	Subject to a fixed payability of 90%. Percentage decreases to 15% after 86 million ounces of silver has been delivered under the agreement.
5	Purchase price is 5% of the average silver price at the time of delivery. At December 31, 2025, a cumulative total of 32.1 million silver ounces have been delivered.
6	Gold deliveries are referenced to copper in concentrate shipped with 300 ounces of gold delivered for each 1,000 tonnes of copper in concentrate shipped, until 630,000 ounces of gold has been delivered. Thereafter, percentage is 30% of gold shipped. At December 31, 2025, a cumulative total of 531,810 gold ounces have been delivered.
7	Silver deliveries are referenced to copper in concentrate shipped with 4,700 ounces of silver delivered for each 1,000 tonnes of copper in concentrate shipped, until 10.0 million ounces of silver has been delivered. Thereafter, percentage is 30% of silver shipped. At December 31, 2025, a cumulative total of 8.3 million silver ounces have been delivered.
8	Purchase price is 20% of the spot price of gold until 750,000 ounces of gold have been delivered, thereafter the purchase price is 30% of the spot price of gold. At December 31, 2025, a cumulative total of 531,810 gold ounces have been delivered.
9	Purchase price is 20% of the spot price of silver until 12.8 million ounces of silver have been delivered, thereafter the purchase price is 30% of the spot price of silver. At December 31, 2025, a cumulative total of 8.3 million silver ounces have been delivered.
10	Percentage decreases to 40% after 720,000 ounces of gold and 12.0 million ounces of silver have been delivered under the agreement. At December 31, 2025, a cumulative total of 650,089 gold ounces and 11.0 million silver ounces have been delivered.
11	Percentage decreases to 8.4% after 525,000 ounces of gold have been delivered to Franco-Nevada (Barbados) Corporation under the agreement.
12	Purchase price is 20% of the spot price of gold at the time of delivery.
13	Gold deliveries are indexed to copper in concentrate produced from the project. 120 ounces of gold per every 1 million pounds of copper produced until 808,000 ounces of gold delivered. Thereafter, 81 ounces of gold per 1 million pounds of copper produced until 1,716,188 ounces of gold delivered. Thereafter, 63.4% of the gold in concentrate. At December 31, 2025, a cumulative total of 360,385 gold ounces have been delivered.
14	Silver deliveries are indexed to copper in concentrate produced from the project. 1,376 ounces of silver per every 1 million pounds of copper produced until 9,842,000 ounces of silver delivered. Thereafter 1,776 ounces of silver per 1 million pounds of copper produced until 29,731,000 ounces of silver delivered. Thereafter, 62.1% of the silver in concentrate. At December 31, 2025, a cumulative total of 4.1 million silver ounces have been delivered.
15	After 1,341,000 ounces of gold delivered, purchase price is the greater of 50% of spot and $418.27 per ounce, subject to an annual inflationary adjustment. At December 31, 2025, a cumulative total of 360,385 gold ounces have been delivered.
16	After 21,510,000 ounces of silver delivered, purchase price is the greater of 50% of spot and $6.27 per ounce, subject to an annual inflationary adjustment. At December 31, 2025, a cumulative total of 4.1 million silver ounces have been delivered.
17	Gold deliveries are indexed to copper in concentrate produced from the project. 30 ounces of gold per every 1 million pounds of copper produced until 202,000 ounces of gold delivered. Thereafter 20.25 ounces of gold per 1 million pounds of copper produced until 429,047 ounces of gold delivered. Thereafter, 15.85% of the gold in concentrate. At December 31, 2025, a cumulative total of 90,096 gold ounces have been delivered.
18	Silver deliveries are indexed to copper in concentrate produced from the project. 344 ounces of silver per every 1 million pounds of copper produced until 2,460,500 ounces of silver delivered. Thereafter, 444 ounces of silver per 1 million pounds of copper produced until 7,432,750 ounces of silver delivered. Thereafter 15.53% of the silver in concentrate. At December 31, 2025, a cumulative total of 1.0 million silver ounces have been delivered.
19	After 604,000 ounces of gold delivered, purchase price is 50% of the spot price of gold. At December 31, 2025, a cumulative total of 90,096 gold ounces have been delivered.
20	After 9,618,000 ounces of silver delivered, purchase price is 50% of the spot price of silver. At December 31, 2025, a cumulative total of 1.0 million silver ounces have been delivered.
21	Gold deliveries are fixed at 8,760 ounces per annum from January 1, 2021 to December 31, 2025. Thereafter, 63% of the gold in concentrate until a cumulative total of 87,600 ounces of gold delivered. Thereafter, 37.5% of the gold in concentrate. At December 31, 2025, a cumulative total of 43,800 gold ounces have been delivered.
22	Silver deliveries are fixed at 291,000 ounces per annum from January 1, 2021 to December 31, 2025. Thereafter, 63% of the silver in concentrate until a cumulative total of 2,910,000 ounces of silver delivered. Thereafter, 37.5% of the silver in concentrate. At December 31, 2025, a cumulative total of 1.5 million ounces have been delivered.
23	Purchase price is 20% of the spot price of gold at the time of delivery.
24	Purchase price is 20% of the spot price of silver at the time of delivery.
25	Purchase price is 20% of the average gold price at the time of delivery.
26	Franco-Nevada has the right to acquire a 22% gold stream on New Prosperity for $350.0 million.
27	Purchase price is subject to a 1% annual increase, compounding annually, that commenced in May 2014.
28	Based on amended agreement with an effective date of September 1, 2020, gold deliveries are fixed at 783.33 ounces per month until 105,750 ounces of gold is delivered. Thereafter, percentage is 6% of gold production (subject to reconciliation after fixed delivery period to determine if Franco-Nevada would have received more or less than 105,750 ounces of gold under the original 6% variable stream for such period, entitling the operator to a credit for an over-delivery applied against future stream deliveries or a one-time additional delivery to Franco-Nevada for an under-delivery).
29	Purchase price is 20% of prevailing market price at the time of delivery.
30	The Company is committed to purchase 50% of the precious metals contained in ore from the properties. Payment is based on gold equivalent ounces. For McCreedy West, effective June 1, 2021, purchase price per gold equivalent ounce is determined based on the monthly average gold spot price: (i) when the gold spot price is less than $800 per ounce, the purchase price is the prevailing monthly average gold spot price; (ii) when the gold spot price is greater than $800 per ounce but less than $1,333 per ounce, the purchase price is $800 per ounce; (iii) when the gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce, the purchase price is 60% of the prevailing monthly average gold spot price; and (iv) when the gold spot price is greater than $2,000, the purchase price is $1,200 per ounce.
31	Percentage decreases to 7.5% after 300,000 ounces of gold have been delivered under the agreement. At December 31, 2025, a cumulative total of 85,440 gold ounces have been delivered.
32	Purchase price is 20% of the spot price of gold at the time of delivery.
33	Gold deliveries are referenced to platinum, palladium, rhodium and gold (“4E”) ounces contained in concentrate with deliveries of gold ounces initially equal to 1.1% of 4E PGM ounces contained in concentrate, until 87,500 ounces of gold delivered. Thereafter, deliveries of gold ounces equal to 0.75% of 4E PGM ounces contained in concentrate, until a total of 237,000 ounces of gold delivered. Thereafter, 80.0% of gold contained in concentrate. At December 31, 2025, a cumulative total of 16,933 ounces of gold have been delivered.
34	Percentage increases to 2.1% of platinum contained in concentrate after 48,000 ounces of platinum delivered. Platinum deliveries are capped at 294,000 ounces of platinum. At December 31, 2025, a cumulative total of 9,174 platinum ounces have been delivered.
35	After 237,000 ounces of gold delivered, purchase price is 10% of the spot price of gold. At December 31, 2025, a cumulative total of 16,933 ounces of gold have been delivered.

As at December 31, 2025, the Company has the following investment commitments with respect to the Company’s royalty and stream interests:

Asset	Commitment	Obligating Event
Cascabel stream	$478.3 million (reduced to $239.2 million following the operator's buy-back of 50% of the Cascabel stream exercised subsequent to 2025 year-end)

Without limitation, completion of key development milestones, receipt of all material permits, a construction decision approved by the board of directors of SolGold plc, and availability of the remainder of the required project financing

Royalty Acquisition Venture with Continental	$36.5 million	Acquisition of mineral rights acquired through the Royalty Acquisition Venture with Continental, triggering funding requirements by the Company
Yanacocha royalty	118,534 Franco-Nevada common shares (equivalent to $15.0 million at closing)	Achievement of commercial production and receipt of royalty payments from the Conga project for a full year within 20 years of the August 13, 2024 purchase agreement
Copper World royalty	$12.5 million

50% of commitment payable upon the project having all necessary permits and approvals and being free of legal challenges. 50% of commitment payable upon Franco-Nevada receiving royalty payments from the operator. Proportionate reduction of such contingent payments for a smaller-scale mine having anticipated life of mine production of copper contained in concentrate between 550,000 short tons and 1,703,000 short tons

Salares Norte (Rio Baker) royalty	$8.0 million	Receipt of Rio Baker royalty payments (excluding proceeds from the exercise by Gold Fields Limited of a partial buy-back option on the royalty) in excess of $15 million
Elemental Altus Royalties Corp.	$4.9 million	Sourcing by Elemental Altus (previously EMX) of newly created precious metals and copper royalties meeting specified criteria within three years of the June 27, 2023 joint acquisition agreement
Eskay Creek royalty	C$4.5 million

Skeena Resources having obtained mineral and surface rights to the materials contained in the Albino Lake storage facility, and such materials containing at least 300,000 ounces of contained gold that are contemplated to be mined in a mine plan approved by the board of Skeena Resources

Gold Quarry	$1.0 million	An increase in the minimum annual royalty amount during any calendar year preceding January 1, 2030
Yilgarn Star royalty	A$1.5 million	Commencement of commercial mining within 18 months of the December 24, 2025 agreement date